UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

	Shares	Value

Common stocks 95.99%		$433,783,164
(Cost $373,885,979)

Asset Management & Custody Banks 9.14%		41,311,782
Bank of New York Mellon Corp.	451,549	16,029,989
Northern Trust Corp.	70,000	5,471,900
State Street Corp.	276,520	19,809,893

Data Processing & Outsourced Services 0.52%		2,347,211
Total Systems Services Inc.	119,878	2,347,211

Diversified Banks 8.31%		37,531,754
Comerica, Inc.	297,865	8,554,683
U.S. Bancorp.	309,125	9,462,316
Wachovia Corp.	256,453	4,428,944
Wells Fargo & Co.	498,375	15,085,811

Diversified Financial Services 8.01%		36,227,047
Avenue Bank (B)	300,000	1,374,000
Bank of America Corp.	439,061	14,445,107
Citigroup, Inc.	200,225	3,742,205
JPMorgan Chase & Co.	410,183	16,665,735

Regional Banks 58.25%		263,226,557
BancorpSouth, Inc.	75,000	1,597,500
Bank of the Ozarks, Inc.	183,806	3,768,023
BB&T Corp.	363,950	10,197,879
Beverly National Corp.	97,500	1,855,425
Boston Private Financial Holdings, Inc.	59,863	468,727
Bridge Capital Holdings	150,564	1,939,264
Camden National Corp.	129,000	3,980,940
Capital City Bank Group, Inc.	74,543	1,770,396
City Holding Co.	41,459	1,844,096
CoBiz, Inc. (L)	361,404	3,473,092
Colonial BancGroup, Inc. (L)	1,047,328	6,975,205
Cullen/Frost Bankers, Inc.	363,270	19,158,860
DNB Financial Corp.	78,515	1,020,695
Eastern Virginia Bankshares, Inc.	100,000	1,550,000
ECB Bancorp., Inc.	27,504	611,964
F.N.B. Corp. (L)	491,759	5,571,629
First Bancorp Inc.	146,499	2,685,327
First Horizon National Corp.	140,050	1,316,470
First Midwest Bancorp., Inc.	143,800	2,952,214
Glacier Bancorp., Inc. (L)	426,250	9,236,838
Hancock Holding Co. (L)	248,750	11,166,388
Harleysville National Corp. (L)	151,897	2,182,760
Heritage Financial Corp.	100,000	1,480,000
Heritage Oaks Bancorp	19,950	167,780
Huntington Bancshares, Inc.	625,215	4,389,009
Iberiabank Corp.	72,650	3,740,022
International Bancshares Corp.	220,370	5,421,102
Investors Bancorp, Inc.	26,201	398,517
KeyCorp	303,836	3,205,470
Lakeland Financial Corp.	144,802	2,982,921
M&T Bank Corp.	211,157	14,861,230
Marshall & Ilsley Corp.	157,103	2,387,966

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer		Shares	Value

Regional Banks (continued)
MB Financial, Inc.		156,100	3,860,353
National City Corp. (L)		1,319,356	6,240,554
Northrim Bancorp., Inc.		77,232	1,229,533
Pacific Continental Corp. (L)		38,683	437,118
Pinnacle Financial Partners, Inc. (I)(L)		65,007	1,638,826
PNC Financial Services Group, Inc.		283,863	20,236,593
PrivateBancorp, Inc.		110,572	3,267,403
Prosperity Bancshares, Inc.		318,695	10,230,110
S&T Bancorp., Inc.		154,700	5,188,638
SCBT Financial Corp.		28,065	975,259
Signature Bank		332,295	9,779,442
Smithtown Bancorp., Inc. (L)		49,500	937,530
Southcoast Financial Corp.		68,789	822,716
SunTrust Banks, Inc.		255,976	10,510,375
SVB Financial Group (I)(L)		342,043	19,698,256
Synovus Financial Corp. (L)		706,242	6,716,361
TCF Financial Corp.		393,166	5,012,867
The Bancorp, Inc.		67,479	392,053
TriCo Bancshares		53,000	799,240
UCBH Holdings, Inc. (L)		362,902	1,636,688
Univest Corp. (L)		168,906	4,476,009
Valley National Bancorp. (L)		110,530	2,181,862
Westamerica Bancorp. (L)		46,133	2,398,916
Zions Bancorp.		348,553	10,202,146

Thrifts & Mortgage Finance 11.76%			53,138,813
Abington Bancorp, Inc.		112,496	1,122,710
Astoria Financial Corp.		75,865	1,697,100
Beneficial Mutual Bancorp, Inc.		2,187	26,200
Benjamin Franklin Bancorp., Inc.		15,000	170,100
Berkshire Hills Bancorp., Inc.		348,903	9,245,929
Dime Community Bancorp, Inc.		169,738	2,839,717
ESSA Bancorp, Inc.		86,295	1,147,723
Flushing Financial Corp.		144,922	2,554,975
Hingham Institute for Savings		80,000	2,400,000
Hudson City Bancorp., Inc.		292,810	5,346,711
LSB Corp.		65,000	919,750
New York Community Bancorp., Inc.		166,208	2,762,377
Northwest Bancorp, Inc. (L)		48,887	1,268,618
Parkvale Financial Corp.		44,235	1,058,986
People's United Financial, Inc.		926,048	15,724,295
Sovereign Bancorp., Inc.		85,746	816,302
United Financial Bancorp, Inc.		140,000	1,678,600
WSFS Financial Corp.		43,319	2,358,720

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Capital Preferred Securities 2.02%			$9,148,853
(Cost $11,157,688)

Diversified Financial Services 2.02%			9,148,853
CBG Florida REIT Corp., 7.11%, 5-29-49 (S)	Ba1	2,100	599,346
Preferred Term Securities XXV, Ltd., Zero Coupon, 6-22-37	None	3,000	1,781,400
Preferred Term Securities XXVII, Ltd., Zero Coupon, 3-22-38	None	3,000	2,310,000

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Diversified Financial Services (continued)
South Financial Group, Inc., Preferred	None	1	769,210
South Financial Group, Inc., Preferred	None	3	2,558,860
Webster Capital Trust IV , 7.65%, 6-15-37	Baa1	1,725	1,130,037

	Interest	Maturity	Par value
Issuer	rate	date	(000)	Value

Short-term investments 15.94%				$72,024,852
(Cost $72,024,852)

Certificates of Deposit 0.02%				72,501
Country Bank for Savings	5.640%	08/30/08	2	1,610
First Bank Richmond	3.690	12/05/10	17	17,016
First Bank System, Inc.	2.862	05/01/09	4	4,455
First Federal Savings Bank of Louisiana	2.980	12/07/09	3	2,847
Framingham Cooperative Bank	4.500	09/10/09	3	3,401
Home Bank	4.150	12/04/10	16	16,275
Hudson Savings	4.800	04/20/09	2	1,785
Machias Savings Bank	3.540	05/24/09	2	1,672
Middlesex Savings Bank	5.120	08/17/08	2	1,652
Midstate Federal Savings & Loan	3.200	05/27/09	2	1,811
Milford Bank Savings and Loan Assn.	3.400	05/27/09	2	1,666
Milford Federal Savings and Loan Assn.	3.150	02/28/10	2	1,836
Mount McKinley Savings Bank	4.030	12/03/09	2	1,564
Mt. Washington Bank	3.040	05/31/09	2	1,881
Natick Federal Savings Bank	4.590	08/31/08	2	1,683
Newburyport Bank	3.400	10/20/08	2	1,777
Newtown Savings Bank	3.750	05/30/09	2	1,674
OBA Federal Savings and Loan	4.600	06/15/09	1	1,146
Plymouth Savings	3.590	04/21/09	2	1,730
Randolph Savings Bank	4.000	09/13/09	2	1,714
Salem Five Cents Savings Bank	3.060	12/17/08	2	1,614
Sunshine Federal Savings and Loan Assn.	5.000	05/10/09	2	1,692

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Joint Repurchase Agreement 1.89%			8,551,000
Joint Repurchase Agreement with Barclays PLC dated 7-31-08 at
2.05% to be repurchased at $8,551,487 on 8-1-08, collateralized by
$5,292,574 U.S. Treasury Inflation Indexed Bond 3.675% on 4-15-
28 (valued at $8,722,020 including interest).		$8,551	8,551,000

		Shares
Cash Equivalents 14.03%			63,401,351
John Hancock Cash Investment Trust (T)(W)	2.5734% (Y)	63,401,351	63,401,351

Total investments (Cost $457,068,519)† 113.95%			$514,956,869

Other assets and liabilities, net (13.95%)			($63,044,197)

Total net assets 100.00%			$451,912,672

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $1,374,000 or 0.30% of the Fund’s net assets as of July 31, 2008.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2008.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $599,346 or 0.13% of the net assets of the Fund as of July 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $457,086,501. Net unrealized appreciation aggregated $57,870,368, of which $111,865,910 related to appreciated investment securities and $53,995,542 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Serivces, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Investment Risk
The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with th Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
Gregory A. Russo*
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: BTO

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q3 7/08
9/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 19, 2008